Intangible Assets - Additional Information (Detail) € in Millions	12 Months Ended
	Dec. 31, 2017 EUR (€) Cash_Generating_Units BusinessSegments	Dec. 31, 2016 Cash_Generating_Units BusinessSegments
Disclosure of detailed information about intangible assets [Line Items]
Number of cash generating units identified | Cash_Generating_Units	25	25
Number of business segments analysed for cash generating units | BusinessSegments	6	6
Cash flow forecasts projection period description	The cash flow forecasts are primarily based on a five-year strategic plan document formally approved by the Board of Directors and specifically exclude the impact of future development activity. These cash flows are projected forward for an additional five years to determine the basis for an annuity-based terminal value, calculated on the same basis as the Group's acquisition modelling methodology.
Terminal value assumption annuity period	20 years
Minimum [member]
Disclosure of detailed information about intangible assets [Line Items]
Discount rate applied to the cash flow projections (real pre-tax)	7.00%	7.10%
Maximum [member]
Disclosure of detailed information about intangible assets [Line Items]
Discount rate applied to the cash flow projections (real pre-tax)	10.30%	12.00%
Maximum [member] | Each of remaining cash generating units [member]
Disclosure of detailed information about intangible assets [Line Items]
Percentage of goodwill allocated to CGUs	10.00%
Europe heavyside segment and Americas products segment[member] | Minimum [member]
Disclosure of detailed information about intangible assets [Line Items]
Percentage of goodwill allocated to CGUs	10.00%
Europe heavyside segment and Americas products segment[member] | Maximum [member]
Disclosure of detailed information about intangible assets [Line Items]
Percentage of goodwill allocated to CGUs	25.00%
Long lived cement assets [member]
Disclosure of detailed information about intangible assets [Line Items]
Terminal value assumption annuity period	30 years
Europe [member] | Minimum [member]
Disclosure of detailed information about intangible assets [Line Items]
Growth rate used to extrapolate cash flow projections	0.50%
Europe [member] | Maximum [member]
Disclosure of detailed information about intangible assets [Line Items]
Growth rate used to extrapolate cash flow projections	2.00%
Europe [member] | Europe heavyside segment [member] | Individual assets or cash-generating units [member]
Disclosure of detailed information about intangible assets [Line Items]
Sensitivity analysis description	Sensitivity analysis has been performed and results in additional disclosures in respect of one CGU (in the Europe Heavyside segment) of the total 25 CGUs. The key assumptions, methodology used and values applied to each of the key assumptions for this CGU are in line with those outlined above (a 30-year annuity period has been used). This CGU had goodwill of €169 million at the date of testing.
Goodwill at date of testing	€ 169
Average EBITDA margin for CGU over initial five-year period	24.00%
Value-in-use (being the present value of future net cash flows)	€ 289
Carrying amount	236
Excess of value-in-use over carrying amount	€ 53
Americas [member] | Minimum [member]
Disclosure of detailed information about intangible assets [Line Items]
Growth rate used to extrapolate cash flow projections	1.30%
Americas [member] | Maximum [member]
Disclosure of detailed information about intangible assets [Line Items]
Growth rate used to extrapolate cash flow projections	1.40%
Asia [member]
Disclosure of detailed information about intangible assets [Line Items]
Growth rate used to extrapolate cash flow projections	3.50%
Level 3 of fair value hierarchy [member]
Disclosure of detailed information about intangible assets [Line Items]
Description of level of fair value hierarchy within which fair value measurement is categorised for goodwill	The recoverable amount of 24 CGUs is determined based on a value-in-use computation, using Level 3 inputs in accordance with the fair value hierarchy.
Number of CGUs subject to impairment testing for goodwill | Cash_Generating_Units	24